Note 17 - Fair Value Measurements and Fair Values of Financial Instruments (Details) - Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis - Appraisal of Collateral [Member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fair value (in Dollars)		$ 1,151	$ 3,387
Valuation techniques	[1]	Appraisal of collateral (1)	Appraisal of collateral (1)
Unobservable input	[2]	Appraisal adjustments (2)	Appraisal adjustments (2)
Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fair value (in Dollars)		$ 1,410	$ 111
Valuation techniques	[1]	Appraisal of collateral (1)	Appraisal of collateral (1)
Unobservable input	[2]	Appraisal adjustments (2)	Appraisal adjustments (2)
Unobservable input, range			1.00%
Unobservable input, weighted average			(1.00%)
Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable input, range		0.00%	0.00%
Unobservable input, weighted average		(0.00%)	(0.00%)
Minimum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable input, range		0.00%
Unobservable input, weighted average		(0.00%)
Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable input, range		25.00%	33.00%
Unobservable input, weighted average		(25.00%)	(33.00%)
Maximum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable input, range		29.00%
Unobservable input, weighted average		(29.00%)
Weighted Average [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable input, range		3.00%	2.00%
Unobservable input, weighted average		(3.00%)	(2.00%)
Weighted Average [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable input, range		5.00%	1.00%
Unobservable input, weighted average		(5.00%)	(1.00%)

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.